INCOME TAXES	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES

8. INCOME TAXES

The following are components of income tax expense (benefit) for the fiscal years ended June 30:

	2015	2014
	(In thousands)
Current:
Federal	$-	$57
State	1	1
Total current	1	58
Deferred:
Federal	(66)	94
State	-	-
Total deferred	(66)	94

Income tax (benefit) expense	$(65)	$152

Deferred income taxes reflect the tax impact of “temporary differences” between the amount of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws and regulations.

The Bank established Putnam Bank Mortgage Servicing Company during the year ended June 30, 2007. The subsidiary qualifies and operates as a Connecticut passive investment company pursuant to legislation. Because the subsidiary earns sufficient income from passive investments and its dividends to the parent are exempt from Connecticut Corporation Business Tax, the subsidiary Bank no longer expects to incur Connecticut income tax expense or to recognize its Connecticut deferred tax asset. The Parent company is still subject to the Connecticut Corporation Business Tax.

The reasons for the differences between the statutory federal income tax rate of 34% and the effective tax rates are summarized as follows for the years ended June 30:

	2015	2014
	(In thousands)

Federal income tax at statutory rates	$165	$393
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	1	1
Dividends received deduction	(110)	(111)
Bank-owned life insurance	(94)	(99)
Tax-exempt municipal income, net	(1)	(1)
Other, net	(26)	(31)
Income tax (benefit) expense	$(65)	$152
Effective tax rates	-13.4%	13.2%

The Company had gross deferred tax assets and gross deferred tax liabilities as follows as of June 30:

	2015	2014
	(In thousands)
Deferred tax assets:
Allowance for loan losses	$739	$668
Net unrealized holding loss on available-for-sale securities	102	125
Deferred compensation	172	167
Stock-based compensation	76	78
Impairment losses on securities available-for-sale	859	859
Accrued expenses	147	177
Post retirement benefits	62	59
Interest receivable on non-accrual loans	86	64
Federal carryovers	1,989	1,818
Other	117	98
Gross deferred tax asset	4,349	4,113

Deferred tax liabilities:
Depreciation and amortization	(1,336)	(1,181)
Deferred loan costs	(273)	(239)
Other	(36)	(32)
Gross deferred tax liability	(1,645)	(1,452)
Net deferred tax asset	$2,704	$2,661

At June 30, 2015, federal carryovers consist of Alternative Minimum Tax credit carryovers of $1,196,000 which have no expiration date, $2,231,000 of net operating loss carryovers which begin to expire on June 30, 2032 and $103,000 of contribution carryovers which expire on June 30, 2017.

Retained earnings at June 30, 2015 includes a contingency reserve for loan losses of $2,284,000 which represents the tax reserve balance existing at December 31, 1987 and is maintained in accordance with provisions of the Internal Revenue Code applicable to thrift institutions. It is not anticipated that the Company will incur a federal income tax liability related to the reduction of this reserve and accordingly, deferred income taxes of approximately $777,000 have not been recognized as of June 30, 2015 and 2014.

It is the Company’s policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. As of June 30, 2015 and 2014, there were no material uncertain tax positions related to federal and state income tax matters. The Company is currently open to audit under statute of limitations by the Internal Revenue Service and state taxing authorities for the years ended June 30, 2012 through June 30, 2015. The Company records interest and penalties as part of income tax expense. No interest or penalties were recorded for the years ended June 30, 2015 and 2014.